SCHEDULE OF AMORTIZED COST OF THE CONVERTIBLE NOTE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Ordinary shares Issued from conversions of Convertible Note		$ 6,564,196